DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Estimated useful lives
Servers and network equipment	3.0-4.0 years
Infrastructure systems	3.0-10.0 years
Office furniture and equipment	3.0 years
Buildings	10.0-20.0 years
Land rights	50.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other equipment	2.0‑10.0 years

Schedule of estimated useful lives of intangible assets

Estimated useful lives
Acquisition-related intangible assets:
Content and software	1.0-10.0 years
Customer relationships	2.0-15.9 years
Patents and licenses	3.0-6.8 years
Non-compete agreements	2.0-5.0 years
Trade names and domain names	2.0-10.0 years
Workforce	4.0 years
Supplier relationships	1.0-4.5 years
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms

Schedule of impact of adopting current expected credit losses on the Company's financial assets, retained earnings and non-redeemable NCI

The following table presents the impact of adopting current expected credit losses on January 1, 2020 on the Company’s financial assets, retained earnings and non-redeemable NCI:

	December 31, 2019	Transition Adjustment	January 1, 2020
	RUB	RUB	RUB
Allowance:
Accounts receivable, net	17,832	(214)	17,618
Prepaid expenses	3,315	(12)	3,303
Other current assets	8,797	(43)	8,754
Long-term prepaid expenses	2,289	(28)	2,261

Retained Earnings
Decrease to retained earnings, pre-tax		(297)
Tax effect		49
Decrease to retained earnings, net of tax effect		(248)
Non-redeemable NCI effect of adoption		(16)